Ordinary Shares	12 Months Ended
Dec. 31, 2025
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Ordinary Shares

14. Ordinary Shares

The Company has Class A ordinary shares and Class B ordinary shares which are all at par value of US$0.01 each. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except that holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to 1.3 votes per share. The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of December 31, 2024 and 2025, there were 264,998,965 Class A ordinary shares issued and 259,191,877 Class A ordinary shares outstanding, respectively. As of December 31, 2024 and 2025, there were 317,325,360 Class B ordinary shares issued and 317,325,360 Class B ordinary shares outstanding, respectively.